Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Business segment information
Financial data for TDS’ reportable segments for 2020, 2019 and 2018, is as follows. See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

		TDS Telecom
Year ended or as of December 31, 2020	UScellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,067	$684	$292	$975	$94	$4,136
Equipment and product sales	970	1	—	1	118	1,089
Total operating revenues	4,037	685	292	976	212	5,225
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	782	269	123	392	70	1,244
Cost of equipment and products	1,011	1	—	1	98	1,110
Selling, general and administrative	1,368	199	72	270	43	1,681
Depreciation, amortization and accretion	683	124	78	203	23	909
(Gain) loss on asset disposals, net	25	—	1	1	1	27
(Gain) loss on license sales and exchanges, net	(5)	—	—	—	—	(5)
Operating income (loss)	173	92	18	110	(24)	259
Equity in earnings of unconsolidated entities	179	—	—	—	2	181
Interest and dividend income	8	4	1	5	2	15
Gain (loss) on investments	2	—	—	—	—	2
Interest expense	(112)	4	—	4	(60)	(168)
Other, net	—	(1)	—	(1)	—	(1)
Income (loss) before income taxes	250	99	18	117	(79)	288
Income tax expense (benefit)[2]	17			18	(16)	19
Net income (loss)	233			100	(64)	269
Add back:
Depreciation, amortization and accretion	683	124	78	203	23	909
(Gain) loss on asset disposals, net	25	—	1	1	1	27
(Gain) loss on license sales and exchanges, net	(5)	—	—	—	—	(5)
Gain (loss) on investments	(2)	—	—	—	—	(2)
Interest expense	112	(4)	—	(4)	60	168
Income tax expense (benefit)[2]	17			18	(16)	19
Adjusted EBITDA[3]	$1,063	$220	$97	$317	$5	$1,385

Investments in unconsolidated entities	$435	$4	$—	$4	$38	$477
Total assets	$9,681	$1,641	$730	$2,359	$485	$12,525
Capital expenditures	$940	$293	$75	$368	$9	$1,317

		TDS Telecom
Year Ended or as of December 31, 2019	UScellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,035	$682	$247	$928	$96	$4,059
Equipment and product sales	987	1	—	1	129	1,117
Total operating revenues	4,022	683	247	930	224	5,176
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	756	263	105	368	78	1,202
Cost of equipment and products	1,028	1	—	1	106	1,135
Selling, general and administrative	1,406	199	62	260	51	1,717
Depreciation, amortization and accretion	702	132	68	200	30	932
(Gain) loss on asset disposals, net	19	(8)	1	(7)	—	12
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
Operating income (loss)	112	96	11	107	(40)	179
Equity in earnings of unconsolidated entities	166	—	—	—	2	168
Interest and dividend income	17	10	2	12	—	29
Interest expense	(110)	3	—	3	(58)	(165)
Income (loss) before income taxes	185	110	13	122	(96)	211
Income tax expense (benefit)[2]	52			30	(18)	64
Net income (loss)	133			92	(78)	147
Add back:
Depreciation, amortization and accretion	702	132	68	200	30	932
(Gain) loss on asset disposals, net	19	(8)	1	(7)	—	12
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
Interest expense	110	(3)	—	(3)	58	165
Income tax expense (benefit)[2]	52			30	(18)	64
Adjusted EBITDA[3]	$1,015	$231	$82	$313	$(9)	$1,319

Investments in unconsolidated entities	$447	$4	$—	$4	$37	$488
Total assets[4]	$8,164	$1,471	$734	$2,196	$421	$10,781
Capital expenditures	$710	$243	$73	$316	$6	$1,032

		TDS Telecom
Year Ended or as of December 31, 2018	UScellular	Wireline	Cable	TDS Telecom Total[1]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$697	$230	$925	$96	$3,999
Equipment and product sales	989	2	—	2	119	1,110
Total operating revenues	3,967	699	230	927	215	5,109
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	758	266	104	369	79	1,206
Cost of equipment and products	1,031	1	—	1	98	1,130
Selling, general and administrative	1,388	197	57	254	52	1,694
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Operating income (loss)	158	95	(2)	93	(46)	205
Equity in earnings of unconsolidated entities	159	—	—	—	1	160
Interest and dividend income	15	7	1	8	3	26
Interest expense	(116)	2	—	2	(58)	(172)
Other, net	(1)	3	—	2	1	2
Income (loss) before income taxes	215	106	(1)	105	(99)	221
Income tax expense (benefit)[2]	51			16	(21)	46
Net income (loss)	164			89	(78)	175
Add back:
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Interest expense	116	(2)	—	(2)	58	172
Income tax expense (benefit)[2]	51			16	(21)	46
Adjusted EBITDA[3]	$963	$243	$70	$313	$(9)	$1,267

Investments in unconsolidated entities	$441	$4	$—	$4	$35	$480
Total assets	$7,274	$1,304	$639	$1,934	$575	$9,783
Capital expenditures	$515	$176	$56	$232	$20	$767
Numbers may not foot due to rounding.
1TDS Telecom Total includes eliminations between the Wireline and Cable segments.
[2]Income tax expense (benefit) is not provided at the individual segment level for Wireline and Cable. TDS calculates income tax expense for “TDS Telecom Total”.
[3]Adjusted earnings before interest, taxes, depreciation, amortization and accretion (Adjusted EBITDA) is a segment measure reported to the chief operating decision maker for purposes of assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.
4As of January 1, 2019, UScellular adopted ASC 842 using a modified retrospective method. Under this method, the new accounting standard is applied only to the most recent period presented. As a result, 2019 includes the impacts of ASC 842, but prior periods remain as previously reported. See Note 10 — Leases for additional information.